Shareholder Report, Holdings (Details) - One Rock Fund	Nov. 30, 2025
Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Palantir Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
Argan [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Snowflake [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
I Shares Ethereum [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Robin Hood Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Celestica [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
App Lovin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Mong D B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.09%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.49%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.55%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%